LONG-TERM PAYABLES	12 Months Ended
Dec. 31, 2013
LONG-TERM PAYABLES
23.	LONG-TERM PAYABLES

As of December 31, 2013 and 2012, the Group recorded RMB50,000,000 (US$8,259,412) of government grants received as a long-term payable because the Group has not fulfilled the conditions required by the local government. According to the agreement entered in 2010 with the administration committee of Nantong Economic and Technological Development Zone (“NETDZ”), SolarOne Nantong would need to achieve certain specified requirements on its production capacity in three years after the completion of its construction. Failure to meet the requirement upon assessment date (i.e. three years from start of construction) may result in a proportional refund of the government subsidies received for any actual production capacity not achieved in accordance with the capacity stipulated in the agreement. In 2013, SolarOne Nantong entered into an amendment agreement with the administration committee of NETDZ, according to which the assessment date was postponed by one year. As of December 31, 2013, the construction has not been completed.